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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

Form 13F File Number: 28-10653
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Jerome Pfund, Chief Compliance Officer,   Montreal, Quebec, Canada,  February 1, 2011
-------------------------------------------   -------------------------  ----------------
                [Signature]                          [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 88
                                        --------------------

Form 13F Information Table Value Total: $3,089,896
                                        --------------------
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
         ITEM 1         ITEM 2    ITEM 3       ITEM 4           ITEM 5              ITEM 6    ITEM 7            ITEM 8
---------------------- --------  ----------  ----------- -----------------------  ----------  ------  ------------------------------
                                             FAIR MARKET                          INVESTMENT                VOTING AUTHORITY
                                               VALUE     SH/PRN                   DISCRETION                    (SHARES)
        ISSUER           CLASS      CUSIP     (000s)     AMOUNT   SH/PRN PUT/CALL    TYPE      MGRS   (A)SOLE   (B)SHARED  (C)NONE
------------------------------------------------------------------------------------------------------------------------------------
3SBIO INC              SP ADR    88575Y105         14312   942828 SH              SOLE                  856828          0      86000
ABBOTT LABS            COMMON    2824100          105598  2204094 SH              SOLE                  162026          0    2042068
AETNA INC              COMMON    00817Y108           300     9831 SH              SOLE                    9831          0          0
AFFYMAX INC            COMMON    00826A109          7713  1159798 SH              SOLE                 1077198          0      82600
ALEXION PHARM INC      COMMON    15351109          55086   683875 SH              SOLE                  630071          0      53804
ALIGN TECH INC         COMMON    16255101          43499  2226161 SH              SOLE                  141430          0    2084731
ALLERGAN INC           COMMON    18490102            641     9335 SH              SOLE                    9335          0          0
AMAG PHARMACEUTICALS   COMMON    00163U106         27200  1502775 SH              SOLE                 1368475          0     134300
AMERISOURCE-BERGEN     COMMON    03073E105           222     6495 SH              SOLE                    6495          0          0
AMGEN INC              COMMON    31162100         209600  3817848 SH              SOLE                 2068881          0    1748967
ANTHERA PHARMACEUT     COMMON    03674U102          3204   656508 SH              SOLE                  656508          0          0
ARIAD PHARMACEUTICAL   COMMON    04033A100          3987   781852 SH              SOLE                  781852          0          0
AUXILIUM PHARMACEUTI   COMMON    05334D107         48897  2317401 SH              SOLE                 2095492          0     221909
BARD C R INC           COMMON    67383109            215     2343 SH              SOLE                    2343          0          0
BAXTER INTL INC        COMMON    71813109            720    14227 SH              SOLE                   14227          0          0
BECTON DICKINSON       COMMON    75887109            446     5282 SH              SOLE                    5282          0          0
BIOGEN IDEC INC        COMMON    09062X103           398     5940 SH              SOLE                    5940          0          0
BIOMARIN PHARMAC INC   COMMON    09061G101        127197  4723242 SH              SOLE                 2824843          0    1898399
BIOMIMETIC THERAPEUT   COMMON    09064X101          8734   687735 SH              SOLE                  635304          0      52431
BIOSPECIFICS TECH CO   COMMON    90931106           4012   156710 SH              SOLE                  156710          0          0
BOSTON SCIENTIFIC      COMMON    101137107           283    37421 SH              SOLE                   37421          0          0
BRISTOL MYERS SQUIBB   COMMON    110122108          1050    39666 SH              SOLE                   39666          0          0
CARDINAL HEALTH INC    COMMON    14149Y108           317     8287 SH              SOLE                    8287          0          0
CARDIOME PHARMA CORP   COMMON    14159U202         15628  2434240 SH              SOLE                 2323440          0     110800
CARDIONET INC          COMMON    14159L103          3745   800239 SH              SOLE                  800239          0          0
CELGENE CORP           COMMON    151020104        196044  3314907 SH              SOLE                 1817951          0    1496956
CIGNA CORP             COMMON    125509109           236     6426 SH              SOLE                    6426          0          0
COVIDIEN PLC           SHS       G2554F105           566    12405 SH              SOLE                   12405          0          0
CURIS INC              COMMON    231269101           809   408685 SH              SOLE                  408685          0          0
DENDREON CORP          COMMON    24823Q107         64438  1845300 SH              SOLE                 1703300          0     142000
DEXCOM INC             COMMON    252131107         31002  2271236 SH              SOLE                  879189          0    1392047
DR REDDYS LABS LTD     ADR       256135203         16523   447055 SH              SOLE                  374164          0      72891
EDWARDS LIFESCIENCE    COMMON    28176E108           257     3181 SH              SOLE                    3181          0          0
ELI LILLY & CO         COMMON    532457108           839    23951 SH              SOLE                   23951          0          0
ENDO PHARM HLDGS INC   COMMON    29264F205           493    13800 SH              SOLE                   13800          0          0
EXPRESS SCRIPTS INC    COMMON    302182100           647    11963 SH              SOLE                   11963          0          0
FOREST LABS INC        COMMON    345838106           221     6921 SH              SOLE                    6921          0          0
GENZYME CORP           COMMON    372917104        124708  1751510 SH              SOLE                  958329          0     793181
GILEAD SCIENCES INC    COMMON    375558103         77996  2152220 SH              SOLE                 1987262          0     164958
GIVEN IMAGING          ORD SHS   M52020100         21574  1473640 SH              SOLE                  640880          0     832760
HOSPIRA INC            COMMON    441060100         48241   866249 SH              SOLE                  519029          0     347220
HUMAN GENOME SCI       COMMON    444903108         67902  2842266 SH              SOLE                 2245313          0     596953
HUMANA INC             COMMON    444859102           214     3916 SH              SOLE                    3916          0          0
ILLUMINA INC           COMMON    452327109         56890   898172 SH              SOLE                  816072          0      82100
IMRIS INC              COMMON    45322N105          3698   646900 SH              SOLE                  646900          0          0
INCYTE CORPORATION     COMMON    45337C102         23997  1449086 SH              SOLE                 1349686          0      99400
INTERMUNE INC          COMMON    45884X103        116467  3199653 SH              SOLE                 2085294          0    1114359
INTUITIVE SURGIC INC   COMMON    46120E602           388     1507 SH              SOLE                    1507          0          0
JOHNSON & JOHNSON      COMMON    478160104          3941    63722 SH              SOLE                   63722          0          0
LABORATORY CORP AMER   COMMON    50540R409           209     2377 SH              SOLE                    2377          0          0
LIFE TECHNOLOGIES      COMMON    53217V109         90039  1622316 SH              SOLE                 1231013          0     391303
LUMINEX CORP DEL       COMMON    55027E102         56810  3107749 SH              SOLE                 2866325          0     241424
MAP PHARMACEUTICALS    COMMON    56509R108          2176   130000 SH              SOLE                  130000          0          0
MCKESSON CORP          COMMON    58155Q103           435     6174 SH              SOLE                    6174          0          0
MEDCO HEALTH SOL       COMMON    58405U102           626    10221 SH              SOLE                   10221          0          0
MEDIVATION INC         COMMON    58501N101         35403  2333726 SH              SOLE                 2108800          0     224926
MEDTRONIC INC          COMMON    585055106         86448  2330752 SH              SOLE                  138452          0    2192300
MERCK & CO INC         COMMON    58933Y105        134169  3722769 SH              SOLE                  268769          0    3454000
MICROMET INC           COMMON    59509C105         22099  2721505 SH              SOLE                 2594905          0     126600
MYLAN INC              COMMON    628530107        132497  6270574 SH              SOLE                 2286807          0    3983767
MYRIAD GENETICS INC    COMMON    62855J104         32499  1422916 SH              SOLE                 1316500          0     106416
NEUROGESX INC          COMMON    641252101          2631   413735 SH              SOLE                  413735          0          0
NOVARTIS AG            SP ADR    66987V109          1344    22800 SH              SOLE                   22800          0          0
NOVO-NORDISK AS        ADR       670100205          4640    41218 SH              SOLE                   15618          0      25600
ONYX PHARMACEUTICALS   COMMON    683399109        142322  3860105 SH              SOLE                 2467752          0    1392353
PERRIGO CO             COMMON    714290103         30883   487645 SH              SOLE                  446369          0      41276
PFIZER INC             COMMON    717081103          3254   185864 SH              SOLE                  185864          0          0
PHARMACYCLICS INC      COMMON    716933106          4886   803695 SH              SOLE                  803695          0          0
PHARMASSET             COMMON    71715N106         14623   335695 SH              SOLE                  304895          0      30800
SANOFI-AVENTIS         SP ADR    80105N105          1568    48655 SH              SOLE                   48655          0          0
SAVIENT PHARMA         COMMON    80517Q100         41281  3705617 SH              SOLE                 2075926          0    1629691
SHIRE PLC              SP ADR    82481R106         22952   317103 SH              SOLE                  291756          0      25347
ST JUDE MEDICAL INC    COMMON    790849103         80450  1881871 SH              SOLE                  109269          0    1772602
STRYKER CORP           COMMON    863667101         35113   653880 SH              SOLE                   46035          0     607845
TARGACEPT INC          COMMON    87611R306         36958  1394625 SH              SOLE                 1028615          0     366010
TEVA PHARMACEUTICAL    ADR       881624209        125307  2403749 SH              SOLE                  869047          0    1534702
THERMO FISHER SCI      COMMON    883556102           521     9417 SH              SOLE                    9417          0          0
THORATEC LABS CORP     COMMON    885175307         51533  1819681 SH              SOLE                  118294          0    1701387
TRIUS THERAPEUTIC      COMMON    89685K100          2226   600000 SH              SOLE                  600000          0          0
UNITED THERAPEUTICS    COMMON    91307C102        191865  3034874 SH              SOLE                 1821707          0    1213167
UNITEDHEALTH GRP INC   COMMON    91324P102           964    26703 SH              SOLE                   26703          0          0
VARIAN MED SYS INC     COMMON    92220P105         53788   776381 SH              SOLE                   46225          0     730156
VERTEX PHARMACEUTICL   COMMON    92532F100         64054  1828541 SH              SOLE                 1695734          0     132807
WATSON PHARMACEUTCLS   COMMON    942683103         21672   419602 SH              SOLE                  382757          0      36845
WELLPOINT INC          COMMON    94973V107           580    10200 SH              SOLE                   10200          0          0
XENOPORT INC           COMMON    98411C100         19092  2240800 SH              SOLE                 2039689          0     201111
YM BIOSCIENCES INC     COMMON    984238105           601   257839 SH              SOLE                  257839          0          0
ZIMMER HOLDINGS        COMMON    98956P102           283     5281 SH              SOLE                    5281          0          0